Document and Entity Information	May 29, 2024
Cover [Abstract]
Entity Registrant Name	ODP Corp
Amendment Flag	true
Entity Central Index Key	0000800240
Document Type	8-K/A
Document Period End Date	May 29, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-10948
Entity Tax Identification Number	85-1457062
Entity Address, Address Line One	6600 North Military Trail
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33496
City Area Code	(561)
Local Phone Number	438-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ODP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 4, 2024, The ODP Corporation (the “Company”) filed a Current Report on Form 8-K pursuant to which it announced that the Board of Directors (the “Board”) of the Company had appointed Amy Schioldager and Evan Levitt to the Board, effective June 10, 2024. At that time, as disclosed therein, no determinations as to Ms. Schioldager’s and Mr. Levitt’s respective committee appointments had been made. In accordance with Securities and Exchange Commission rules, this amendment to the Form 8-K filed June 4, 2024 is being filed to report that, on June 21, 2024, the Board appointed Ms. Schioldager to the Board’s Audit Committee and Corporate Governance and Nominating Committee and Mr. Levitt to the Board’s Audit Committee and Compensation and Talent Committee, in each case effective June 21, 2024.